Average Annual Total Returns		12 Months Ended	20 Months Ended
	Jul. 28, 2025	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.27%	16.14%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.35%	12.70%
Solactive 1-3 Month US T-Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive 1-3 Month US T-Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.33%	5.39%
S & P 500 (TR) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 (TR) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	25.72%
Bridges Capital Tactical ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.10%	16.85%
Performance Inception Date	May 10, 2023